Annual Total Returns (Bar Chart) (Invesco Small Cap Equity Fund, Class A, Invesco Small Cap Equity Fund)	12 Months Ended
May 02, 2011
Invesco Small Cap Equity Fund | Class A, Invesco Small Cap Equity Fund
Annual Total Return
'01	8.92%
'02	(19.23%)
'03	46.17%
'04	9.45%
'05	6.58%
'06	16.83%
'07	4.92%
'08	(31.45%)
'09	20.35%
'10	28.57%